Risk Management Activities - Summary of gain loss from derivative financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	$ (100.4)	$ (238.9)	$ (238.0)
Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	(100.4)	(238.9)	(238.0)
South Deep gold hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	0.0	(84.7)	(25.8)
Ghana gold hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	0.0	(78.1)	(36.6)
Ghana oil hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	13.4	(16.9)	2.5
Peru copper hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	(31.8)	(14.0)	0.0
Australia gold hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	(25.6)	(129.6)	(178.8)
Australia oil hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	7.6	(8.9)	2.3
Australia foreign currency hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	0.0	(0.3)	(7.2)
Salares Norte foreign currency hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	(60.0)	91.2	0.0
Maverix warrants – gain on fair value | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	(4.0)	1.3	4.2
Gain on fair value on disposal of Maverix | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	0.0	0.0	2.5
Other | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	0.0	1.1	(1.1)
Unrealised (loss)/gain and prior year mark-to-market reversals on derivative contracts | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	(53.0)	176.4	(112.6)
Realised loss on derivative contracts | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loss on financial instruments	$ (43.4)	$ (416.6)	$ (132.1)